Checking Accounts (Tables)	12 Months Ended
Dec. 31, 2025
Checking Accounts [Abstract]
Checking Accounts [Table Text Block]
	December 31, 2025	December 31, 2024
Banking accounts (i)	11,410,673	10,972,294
Merchant’s payment account (ii)	833,026	1,058,279
	12,243,699	12,030,573

(i)        Refers to the balance of the clients maintained in their banking accounts that are invested in Certificate of Deposits with interest of up to 100% of CDI but are only paid on the 30th days anniversary.

(ii)      Refers to merchant’s payment account that PagSeguro acquire treasury bonds to comply with certain requirements as mentioned in note 8.